Equity and Noncontrolling Interests (Tables)	12 Months Ended
Sep. 30, 2016
Stockholders' Equity Note [Abstract]
Equity Attributable to Johnson Controls, Inc. and Noncontrolling Interests
The following schedules present changes in consolidated equity attributable to Johnson Controls and noncontrolling interests (in millions, net of tax):

	Equity Attributable to Johnson Controls International plc	Equity Attributable to Noncontrolling Interests	Total Equity
At September 30, 2013	$12,273	$260	$12,533
Total comprehensive income:
Net income	1,215	90	1,305
Foreign currency translation adjustments	(640)	(2)	(642)
Realized and unrealized losses on derivatives	(3)	—	(3)
Realized and unrealized losses on marketable securities	(7)	—	(7)
Pension and postretirement plans	(5)	—	(5)
Other comprehensive loss	(655)	(2)	(657)
Comprehensive income	560	88	648
Other changes in equity:
Cash dividends - common stock ($0.88 per share)	(586)	—	(586)
Dividends attributable to noncontrolling interests	—	(59)	(59)
Repurchases of common stock	(1,249)	—	(1,249)
Change in noncontrolling interest share	—	(32)	(32)
Other, including options exercised	272	(6)	266
At September 30, 2014	11,270	251	11,521
Total comprehensive income:
Net income	1,563	65	1,628
Foreign currency translation adjustments	(799)	(3)	(802)
Realized and unrealized losses on derivatives	(11)	—	(11)
Pension and postretirement plans	(10)	—	(10)
Other comprehensive loss	(820)	(3)	(823)
Comprehensive income	743	62	805
Other changes in equity:
Cash dividends - common stock ($1.04 per share)	(681)	—	(681)
Dividends attributable to noncontrolling interests	—	(57)	(57)
Repurchases of common stock	(1,362)	—	(1,362)
Change in noncontrolling interest share	—	(93)	(93)
Other, including options exercised	365	—	365
At September 30, 2015	10,335	163	10,498
Total comprehensive income (loss):
Net income (loss)	(868)	168	(700)
Foreign currency translation adjustments	(105)	9	(96)
Realized and unrealized gains (losses) on derivatives	11	(1)	10
Unrealized losses on marketable securities	(1)	—	(1)
Pension and postretirement plans	(1)	—	(1)
Other comprehensive income (loss)	(96)	8	(88)
Comprehensive income (loss)	(964)	176	(788)
Other changes in equity:
Result of contribution of Johnson Controls, Inc. to Johnson Controls International plc	15,808	—	15,808
Cash dividends - common stock ($1.16 per share)	(752)	—	(752)
Dividends attributable to noncontrolling interests	—	(93)	(93)
Repurchases of common stock	(501)	—	(501)
Change in noncontrolling interest share	—	726	726
Other, including options exercised	192	—	192
At September 30, 2016	$24,118	$972	$25,090

Changes in Redeemable Noncontrolling Interests
The following schedules present changes in the redeemable noncontrolling interests (in millions):

	Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014
Beginning balance, September 30	$212	$194	$157
Net income	48	51	38
Foreign currency translation adjustments	2	(23)	—
Realized and unrealized gains (losses) on derivatives	(1)	1	—
Dividends	(27)	(11)	(7)
Other	—	—	6
Ending balance, September 30	$234	$212	$194

Changes in Accumulated Other Comprehensive Income, net of tax
The following schedules present changes in AOCI attributable to Johnson Controls (in millions, net of tax):

	Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014

Foreign currency translation adjustments
Balance at beginning of period	$(1,047)	$(248)	$392
Aggregate adjustment for the period (net of tax effect of $(43), $(44) and $7) *	(105)	(799)	(640)
Balance at end of period	(1,152)	(1,047)	(248)

Realized and unrealized gains (losses) on derivatives
Balance at beginning of period	(7)	4	7
Current period changes in fair value (net of tax effect of $(5), $(7) and $(3))	(10)	(17)	(3)
Reclassification to income (net of tax effect of $11, $3 and $0) **	21	6	—
Balance at end of period	4	(7)	4

Realize and unrealized gains (losses) on marketable securities
Balance at beginning of period	—	—	7
Current period changes in fair value (net of tax effect of $0)	(1)	—	(1)
Reclassifications to income (net of tax effect of $0, $0 and $(2)) ***	—	—	(6)
Balance at end of period	(1)	—	—

Pension and postretirement plans
Balance at beginning of period	(3)	7	12
Reclassification to income (net of tax effect of $0, $(3) and $(3)) ****	(1)	(11)	(4)
Other changes (net of tax effect of $0)	—	1	(1)
Balance at end of period	(4)	(3)	7

Accumulated other comprehensive loss, end of period	$(1,153)	$(1,057)	$(237)

* During fiscal 2015, ($19) million of cumulative CTA were recognized as part of the divestiture-related gain recognized within discontinued operations as a result of the divestiture of GWS. During fiscal 2014, $203 million of cumulative CTA were recognized as part of the divestiture-related losses recognized within discontinued operations as a result of the divestiture of the Automotive Experience Electronics business.

** Refer to Note 10, "Derivative Instruments and Hedging Activities," of the notes to consolidated financial statements for disclosure of the line items on the consolidated statements of income affected by reclassifications from AOCI into income related to derivatives.

*** During fiscal 2014, the Company sold certain marketable common stock for approximately $25 million. As as result, the Company recorded $8 million of realized gains within selling, general and administrative expenses in the Automotive Experience Seating segment.

**** Refer to Note 15, "Retirement Plans," of the notes to consolidated financial statements for disclosure of the components of the Company's net periodic benefit costs associated with its defined benefit pension and postretirement plans. For the year ended September 30, 2016, the amounts reclassified from AOCI into income for pension and postretirement plans were primarily recorded in selling, general and administrative expenses on the consolidated statements of income. For the year ended September 30, 2015 the amounts reclassified from AOCI into income for pension and postretirement plans were primarily recorded in selling, general and administrative expenses and income (loss) from discontinued operations, net of tax on the consolidated statements of income. For the year ended September 30, 2014, the amounts reclassified from AOCI into income for pension and postretirement plans were primarily recorded in cost of sales and income (loss) from discontinued operations, net of tax on the consolidated statements of income.